Consolidated Statements of Comprehensive Loss $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Profit or loss [abstract]
Revenue	$ 37,955	$ 26,202
Production costs	(26,207)	(19,981)
Depletion and amortization	(7,300)	(4,649)
Cost of sales	(33,507)	(24,630)
Gross profit	4,448	1,572
Administrative expenses	(4,700)	(4,630)
Share-based payment expenses	(1,542)	(1,875)
Amortization	(447)	(391)
General and administrative expenses	(6,689)	(6,896)
Exploration and holding expenses	(7,194)	(4,032)
Other expenses	(758)	(373)
Provision for litigation	(22,282)
Impairment loss	(16,540)
Finance expenses	(3,680)	(2,508)
Loss before income taxes	(52,695)	(12,237)
Income tax expense	(5,078)	(3,783)
Net loss	(57,773)	(16,020)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	(471)	(2,374)
Total other comprehensive loss	(471)	(2,374)
Total comprehensive loss	$ (58,244)	$ (18,394)
Weighted average number of shares
Basic and diluted | shares	32,662,594	28,881,800